UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 817-01312

MEDLEY CAPITAL CORPORATION
(Name of Registrant)

280 Park Avenue, 6th Floor East
New York, NY 10017
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Medley Capital Corporation (the “Company”) to be redeemed:

6.125% Notes due 2023 (CUSIP: 58503F 304) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on March 10, 2018 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of February 7, 2012 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, and (ii) Section 101(h) of the Second Supplemental Indenture, dated as of March 18, 2013, between the Company and U.S. Bank National Association, as trustee (the “First Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $13,000,000 in aggregate principal amount of the $102,846,800 in aggregate principal amount of issued and outstanding Notes pursuant to the terms of the Base Indenture and the Second Supplemental Indenture. Such redemption shall be effected by lot.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 7th day of February, 2018.

MEDLEY CAPITAL CORPORATION

By:	/s/ Richard T. Allorto, Jr.
Name:	Richard T. Allorto, Jr.
Title:	Chief Financial Officer and Secretary